Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 2.1%
Axon Enterprise, Inc. (A)	1,648	$ 866,766
Boeing Co. (A)	17,238	2,939,941
General Dynamics Corp.	5,870	1,600,045
General Electric Co.	24,619	4,927,493
Howmet Aerospace, Inc.	9,225	1,196,759
Huntington Ingalls Industries, Inc.	869	177,311
L3 Harris Technologies, Inc.	4,346	909,661
Lockheed Martin Corp.	4,799	2,143,761
Northrop Grumman Corp.	3,123	1,599,007
RTX Corp.	30,583	4,051,024
Textron, Inc.	4,154	300,126
TransDigm Group, Inc.	1,279	1,769,228
		22,481,122
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	2,764	283,033
Expeditors International of Washington, Inc.	3,271	393,338
FedEx Corp.	5,156	1,256,930
United Parcel Service, Inc., Class B	16,905	1,859,381
		3,792,682
Automobile Components - 0.0% (B)
Aptiv PLC (A)	5,508	327,726
Automobiles - 1.7%
Ford Motor Co.	88,412	886,772
General Motors Co.	23,005	1,081,925
Tesla, Inc. (A)	64,343	16,675,132
		18,643,829
Banks - 3.5%
Bank of America Corp.	151,848	6,336,617
Citigroup, Inc.	43,021	3,054,061
Citizens Financial Group, Inc.	10,114	414,371
Fifth Third Bancorp	15,439	605,209
Huntington Bancshares, Inc.	33,325	500,208
JPMorgan Chase & Co.	64,294	15,771,318
KeyCorp	22,821	364,908
M&T Bank Corp.	3,814	681,753
PNC Financial Services Group, Inc.	9,038	1,588,609
Regions Financial Corp.	20,289	440,880
Truist Financial Corp.	30,223	1,243,676
U.S. Bancorp	35,729	1,508,478
Wells Fargo & Co.	75,737	5,437,159
		37,947,247
Beverages - 1.3%
Brown-Forman Corp., Class B	4,099	139,120
Coca-Cola Co.	88,810	6,360,572
Constellation Brands, Inc., Class A	3,599	660,489
Keurig Dr. Pepper, Inc.	27,159	929,381
Molson Coors Beverage Co., Class B	3,897	237,210
Monster Beverage Corp. (A)	16,088	941,470
PepsiCo, Inc.	31,478	4,719,811
		13,988,053
Biotechnology - 1.9%
AbbVie, Inc.	40,618	8,510,283
	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Amgen, Inc.	12,335	$ 3,842,969
Biogen, Inc. (A)	3,442	471,003
Gilead Sciences, Inc.	28,640	3,209,112
Incyte Corp. (A)	3,614	218,828
Moderna, Inc. (A)	7,905	224,107
Regeneron Pharmaceuticals, Inc.	2,435	1,544,350
Vertex Pharmaceuticals, Inc. (A)	5,923	2,871,589
		20,892,241
Broadline Retail - 3.8%
Amazon.com, Inc. (A)	216,787	41,245,895
eBay, Inc.	10,993	744,556
		41,990,451
Building Products - 0.5%
A.O. Smith Corp.	2,663	174,054
Allegion PLC	1,954	254,919
Builders FirstSource, Inc. (A)	2,606	325,594
Carrier Global Corp.	19,015	1,205,551
Johnson Controls International PLC	15,196	1,217,351
Lennox International, Inc.	731	409,967
Masco Corp.	4,762	331,149
Trane Technologies PLC	5,149	1,734,801
		5,653,386
Capital Markets - 3.2%
Ameriprise Financial, Inc.	2,228	1,078,597
Bank of New York Mellon Corp.	16,669	1,398,029
Blackrock, Inc.	3,345	3,165,976
Blackstone, Inc.	16,833	2,352,917
Cboe Global Markets, Inc.	2,368	535,855
Charles Schwab Corp.	39,297	3,076,169
CME Group, Inc.	8,322	2,207,743
FactSet Research Systems, Inc.	847	385,080
Franklin Resources, Inc.	7,222	139,024
Goldman Sachs Group, Inc.	7,190	3,927,825
Intercontinental Exchange, Inc.	13,265	2,288,212
Invesco Ltd.	9,797	148,620
KKR & Co., Inc.	15,606	1,804,210
MarketAxess Holdings, Inc.	850	183,898
Moody's Corp.	3,543	1,649,940
Morgan Stanley	28,527	3,328,245
MSCI, Inc.	1,779	1,006,024
Nasdaq, Inc.	9,488	719,760
Northern Trust Corp.	4,482	442,149
Raymond James Financial, Inc.	4,210	584,811
S&P Global, Inc.	7,242	3,679,660
State Street Corp.	6,621	592,778
T. Rowe Price Group, Inc.	5,161	474,141
		35,169,663
Chemicals - 1.3%
Air Products & Chemicals, Inc.	5,149	1,518,543
Albemarle Corp.	2,642	190,277
CF Industries Holdings, Inc.	3,934	307,442
Corteva, Inc.	15,560	979,191
Dow, Inc.	16,123	563,015
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
DuPont de Nemours, Inc.	9,463	$ 706,697
Eastman Chemical Co.	2,552	224,857
Ecolab, Inc.	5,834	1,479,036
International Flavors & Fragrances, Inc.	5,747	446,025
Linde PLC	10,927	5,088,048
LyondellBasell Industries NV, Class A	5,781	406,982
Mosaic Co.	7,330	197,983
PPG Industries, Inc.	5,333	583,163
Sherwin-Williams Co.	5,356	1,870,262
		14,561,521
Commercial Services & Supplies - 0.6%
Cintas Corp.	7,853	1,614,027
Copart, Inc. (A)	20,345	1,151,324
Republic Services, Inc.	4,627	1,120,474
Rollins, Inc.	6,228	336,499
Veralto Corp.	5,706	556,050
Waste Management, Inc.	8,440	1,953,944
		6,732,318
Communications Equipment - 0.9%
Arista Networks, Inc. (A)	23,876	1,849,912
Cisco Systems, Inc.	91,374	5,638,690
F5, Inc. (A)	1,315	350,145
Juniper Networks, Inc.	7,289	263,789
Motorola Solutions, Inc.	3,828	1,675,937
		9,778,473
Construction & Engineering - 0.1%
Quanta Services, Inc.	3,358	853,536
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,402	670,338
Vulcan Materials Co.	3,004	700,833
		1,371,171
Consumer Finance - 0.6%
American Express Co.	12,794	3,442,226
Capital One Financial Corp.	8,822	1,581,784
Discover Financial Services	5,728	977,770
Synchrony Financial	8,913	471,854
		6,473,634
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.	10,212	9,658,305
Dollar General Corp.	5,002	439,826
Dollar Tree, Inc. (A)	4,480	336,314
Kroger Co.	15,145	1,025,165
Sysco Corp.	11,174	838,497
Target Corp.	10,511	1,096,928
Walgreens Boots Alliance, Inc.	16,511	184,428
Walmart, Inc.	99,808	8,762,144
		22,341,607
Containers & Packaging - 0.2%
Amcor PLC	32,225	312,582
Avery Dennison Corp.	1,880	334,584
Ball Corp.	6,728	350,327
	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging (continued)
International Paper Co.	12,320	$ 657,272
Packaging Corp. of America	2,105	416,832
Smurfit WestRock PLC	11,319	510,034
		2,581,631
Distributors - 0.1%
Genuine Parts Co.	3,176	378,388
LKQ Corp.	5,683	241,755
Pool Corp.	848	269,961
		890,104
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	164,769	4,659,667
Verizon Communications, Inc.	96,641	4,383,636
		9,043,303
Electric Utilities - 1.6%
Alliant Energy Corp.	5,767	371,106
American Electric Power Co., Inc.	12,127	1,325,117
Constellation Energy Corp.	7,241	1,460,003
Duke Energy Corp.	17,860	2,178,384
Edison International	8,981	529,160
Entergy Corp.	9,708	829,937
Evergy, Inc.	5,238	361,160
Eversource Energy	8,430	523,587
Exelon Corp.	22,870	1,053,850
FirstEnergy Corp.	12,057	487,344
NextEra Energy, Inc.	47,240	3,348,844
NRG Energy, Inc.	4,610	440,071
PG&E Corp.	50,865	873,861
Pinnacle West Capital Corp.	2,560	243,840
PPL Corp.	16,708	603,326
Southern Co.	25,296	2,325,967
Xcel Energy, Inc.	13,007	920,766
		17,876,323
Electrical Equipment - 0.7%
AMETEK, Inc.	5,260	905,456
Eaton Corp. PLC	9,121	2,479,362
Emerson Electric Co.	12,971	1,422,141
GE Vernova, Inc.	6,376	1,946,465
Generac Holdings, Inc. (A)	1,305	165,278
Hubbell, Inc.	1,221	404,041
Rockwell Automation, Inc.	2,597	671,013
		7,993,756
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	27,896	1,829,699
CDW Corp.	3,056	489,755
Corning, Inc.	17,548	803,347
Jabil, Inc.	2,536	345,073
Keysight Technologies, Inc. (A)	3,896	583,504
TE Connectivity PLC	6,805	961,683
Teledyne Technologies, Inc. (A)	1,054	524,586
Trimble, Inc. (A)	5,566	365,408
Zebra Technologies Corp., Class A (A)	1,144	323,249
		6,226,304
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.3%
Baker Hughes Co.	22,636	$ 994,852
Halliburton Co.	19,799	502,301
Schlumberger NV	32,170	1,344,706
		2,841,859
Entertainment - 1.5%
Electronic Arts, Inc.	5,364	775,205
Live Nation Entertainment, Inc. (A)	3,609	471,263
Netflix, Inc. (A)	9,841	9,177,028
Take-Two Interactive Software, Inc. (A)	3,750	777,188
TKO Group Holdings, Inc.	1,598	244,190
Walt Disney Co.	41,504	4,096,445
Warner Bros Discovery, Inc. (A)	52,344	561,651
		16,102,970
Financial Services - 5.0%
Apollo Global Management, Inc.	10,350	1,417,329
Berkshire Hathaway, Inc., Class B (A)	42,139	22,442,389
Corpay, Inc. (A)	1,617	563,880
Fidelity National Information Services, Inc.	12,150	907,362
Fiserv, Inc. (A)	13,076	2,887,573
Global Payments, Inc.	5,720	560,102
Jack Henry & Associates, Inc.	1,622	296,177
Mastercard, Inc., Class A	18,734	10,268,480
PayPal Holdings, Inc. (A)	22,816	1,488,744
Visa, Inc., Class A	39,632	13,889,431
		54,721,467
Food Products - 0.7%
Archer-Daniels-Midland Co.	10,825	519,708
Bunge Global SA	3,116	238,125
Campbell's Co.	4,451	177,684
Conagra Brands, Inc.	10,499	280,008
General Mills, Inc.	12,502	747,495
Hershey Co.	3,345	572,096
Hormel Foods Corp.	6,501	201,141
J.M. Smucker Co.	2,347	277,908
Kellanova	6,217	512,840
Kraft Heinz Co.	20,368	619,798
Lamb Weston Holdings, Inc.	3,289	175,304
McCormick & Co., Inc.	5,737	472,213
Mondelez International, Inc., Class A	29,618	2,009,581
Tyson Foods, Inc., Class A	6,509	415,339
		7,219,240
Gas Utilities - 0.1%
Atmos Energy Corp.	3,707	573,028
Ground Transportation - 0.9%
CSX Corp.	44,685	1,315,080
JB Hunt Transport Services, Inc.	1,810	267,790
Norfolk Southern Corp.	5,193	1,229,962
Old Dominion Freight Line, Inc.	4,383	725,167
Uber Technologies, Inc. (A)	48,033	3,499,684
Union Pacific Corp.	13,932	3,291,296
		10,328,979
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	39,800	$ 5,279,470
Align Technology, Inc. (A)	1,641	260,689
Baxter International, Inc.	11,476	392,823
Becton Dickinson & Co.	6,575	1,506,069
Boston Scientific Corp. (A)	33,854	3,415,192
Cooper Cos., Inc. (A)	4,716	397,795
Dexcom, Inc. (A)	9,021	616,044
Edwards Lifesciences Corp. (A)	13,487	977,538
GE HealthCare Technologies, Inc.	10,449	843,339
Hologic, Inc. (A)	5,150	318,116
IDEXX Laboratories, Inc. (A)	1,850	776,907
Insulet Corp. (A)	1,594	418,600
Intuitive Surgical, Inc. (A)	8,189	4,055,766
Medtronic PLC	29,589	2,658,868
ResMed, Inc.	3,424	766,462
Solventum Corp. (A)	3,117	237,017
STERIS PLC	2,283	517,442
Stryker Corp.	7,893	2,938,169
Zimmer Biomet Holdings, Inc.	4,531	512,819
		26,889,125
Health Care Providers & Services - 2.4%
Cardinal Health, Inc.	5,505	758,424
Cencora, Inc.	3,972	1,104,573
Centene Corp. (A)	11,663	708,061
Cigna Group	6,320	2,079,280
CVS Health Corp.	29,133	1,973,761
DaVita, Inc. (A)	1,065	162,913
Elevance Health, Inc.	5,354	2,328,776
HCA Healthcare, Inc.	4,149	1,433,687
Henry Schein, Inc. (A)	2,850	195,196
Humana, Inc.	2,813	744,320
Labcorp Holdings, Inc.	1,880	437,551
McKesson Corp.	2,888	1,943,595
Molina Healthcare, Inc. (A)	1,276	420,302
Quest Diagnostics, Inc.	2,481	419,785
UnitedHealth Group, Inc.	21,168	11,086,740
Universal Health Services, Inc., Class B	1,337	251,222
		26,048,186
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	3,538	327,300
Healthpeak Properties, Inc.	16,117	325,886
Ventas, Inc.	10,171	699,358
Welltower, Inc.	14,024	2,148,617
		3,501,161
Hotel & Resort REITs - 0.0% (B)
Host Hotels & Resorts, Inc.	16,500	234,465
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc., Class A (A)	9,847	1,176,323
Booking Holdings, Inc.	763	3,515,072
Caesars Entertainment, Inc. (A)	4,553	113,825
Carnival Corp. (A)	23,671	462,295
Chipotle Mexican Grill, Inc. (A)	30,971	1,555,054
Darden Restaurants, Inc.	2,629	546,201
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Domino's Pizza, Inc.	781	$ 358,830
DoorDash, Inc., Class A (A)	7,825	1,430,175
Expedia Group, Inc.	2,899	487,322
Hilton Worldwide Holdings, Inc.	5,588	1,271,549
Las Vegas Sands Corp.	7,879	304,366
Marriott International, Inc., Class A	5,287	1,259,363
McDonald's Corp.	16,444	5,136,612
MGM Resorts International (A)	5,118	151,698
Norwegian Cruise Line Holdings Ltd. (A)	9,748	184,822
Royal Caribbean Cruises Ltd.	5,742	1,179,637
Starbucks Corp.	26,119	2,562,013
Wynn Resorts Ltd.	2,093	174,766
Yum! Brands, Inc.	6,348	998,921
		22,868,844
Household Durables - 0.3%
D.R. Horton, Inc.	6,569	835,117
Garmin Ltd.	3,505	761,040
Lennar Corp., Class A	5,432	623,485
Mohawk Industries, Inc. (A)	1,161	132,563
NVR, Inc. (A)	71	514,352
PulteGroup, Inc.	4,601	472,983
		3,339,540
Household Products - 1.2%
Church & Dwight Co., Inc.	5,652	622,229
Clorox Co.	2,746	404,348
Colgate-Palmolive Co.	18,585	1,741,414
Kimberly-Clark Corp.	7,635	1,085,850
Procter & Gamble Co.	53,945	9,193,307
		13,047,148
Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	15,762	195,764
Vistra Corp.	7,807	916,854
		1,112,618
Industrial Conglomerates - 0.5%
3M Co.	12,387	1,819,155
Honeywell International, Inc.	14,941	3,163,757
		4,982,912
Industrial REITs - 0.2%
Prologis, Inc.	21,396	2,391,859
Insurance - 2.4%
Aflac, Inc.	11,319	1,258,560
Allstate Corp.	6,142	1,271,824
American International Group, Inc.	13,586	1,181,167
Aon PLC, Class A	4,997	1,994,253
Arch Capital Group Ltd.	8,728	839,459
Arthur J Gallagher & Co.	5,857	2,022,071
Assurant, Inc.	1,180	247,505
Brown & Brown, Inc.	5,542	689,425
Chubb Ltd.	8,528	2,575,371
Cincinnati Financial Corp.	3,591	530,462
Erie Indemnity Co., Class A	544	227,963
Everest Group Ltd.	973	353,520
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Globe Life, Inc.	1,996	$ 262,913
Hartford Insurance Group, Inc.	6,549	810,308
Loews Corp.	4,045	371,776
Marsh & McLennan Cos., Inc.	11,330	2,764,860
MetLife, Inc.	13,164	1,056,938
Principal Financial Group, Inc.	4,694	396,033
Progressive Corp.	13,453	3,807,333
Prudential Financial, Inc.	8,093	903,826
Travelers Cos., Inc.	5,185	1,371,225
W.R. Berkley Corp.	7,052	501,820
Willis Towers Watson PLC	2,310	780,664
		26,219,276
Interactive Media & Services - 6.1%
Alphabet, Inc., Class A	134,103	20,737,688
Alphabet, Inc., Class C	108,697	16,981,732
Match Group, Inc.	5,901	184,111
Meta Platforms, Inc., Class A	50,339	29,013,386
		66,916,917
IT Services - 1.2%
Accenture PLC, Class A	14,358	4,480,270
Akamai Technologies, Inc. (A)	3,402	273,861
Cognizant Technology Solutions Corp., Class A	11,229	859,019
EPAM Systems, Inc. (A)	1,273	214,933
Gartner, Inc. (A)	1,756	737,064
GoDaddy, Inc., Class A (A)	3,194	575,367
International Business Machines Corp.	21,217	5,275,819
VeriSign, Inc. (A)	1,919	487,177
		12,903,510
Leisure Products - 0.0% (B)
Hasbro, Inc.	2,958	181,887
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	6,481	758,147
Bio-Techne Corp.	3,720	218,104
Charles River Laboratories International, Inc. (A)	1,100	165,572
Danaher Corp.	14,759	3,025,595
IQVIA Holdings, Inc. (A)	3,951	696,561
Mettler-Toledo International, Inc. (A)	474	559,751
Revvity, Inc.	2,715	287,247
Thermo Fisher Scientific, Inc.	8,779	4,368,431
Waters Corp. (A)	1,364	502,730
West Pharmaceutical Services, Inc.	1,607	359,775
		10,941,913
Machinery - 1.6%
Caterpillar, Inc.	11,013	3,632,087
Cummins, Inc.	3,150	987,336
Deere & Co.	5,810	2,726,924
Dover Corp.	3,142	551,987
Fortive Corp.	7,770	568,609
IDEX Corp.	1,687	305,296
Illinois Tool Works, Inc.	6,113	1,516,085
Ingersoll Rand, Inc.	9,180	734,675
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Nordson Corp.	1,202	$ 242,467
Otis Worldwide Corp.	9,044	933,341
PACCAR, Inc.	12,162	1,184,214
Parker-Hannifin Corp.	2,977	1,809,569
Pentair PLC	3,751	328,138
Snap-on, Inc.	1,194	402,390
Stanley Black & Decker, Inc.	3,413	262,391
Westinghouse Air Brake Technologies Corp.	3,933	713,250
Xylem, Inc.	5,582	666,826
		17,565,585
Media - 0.5%
Charter Communications, Inc., Class A (A)	2,200	810,766
Comcast Corp., Class A	86,829	3,203,990
Fox Corp., Class A	4,981	281,925
Fox Corp., Class B	3,212	169,304
Interpublic Group of Cos., Inc.	8,483	230,398
News Corp., Class A	8,429	229,437
News Corp., Class B	2,256	68,515
Omnicom Group, Inc.	4,397	364,555
Paramount Global, Class B	13,560	162,178
		5,521,068
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	33,304	1,260,890
Newmont Corp.	26,386	1,273,916
Nucor Corp.	5,316	639,727
Steel Dynamics, Inc.	3,182	398,005
		3,572,538
Multi-Utilities - 0.7%
Ameren Corp.	6,311	633,624
CenterPoint Energy, Inc.	14,709	532,907
CMS Energy Corp.	6,882	516,907
Consolidated Edison, Inc.	8,061	891,466
Dominion Energy, Inc.	19,078	1,069,704
DTE Energy Co.	4,746	656,229
NiSource, Inc.	10,796	432,812
Public Service Enterprise Group, Inc.	11,325	932,048
Sempra	14,445	1,030,795
WEC Energy Group, Inc.	7,401	806,561
		7,503,053
Office REITs - 0.0% (B)
BXP, Inc.	3,269	219,644
Oil, Gas & Consumable Fuels - 3.4%
APA Corp.	8,234	173,079
Chevron Corp.	38,334	6,412,895
ConocoPhillips	29,425	3,090,213
Coterra Energy, Inc.	16,814	485,925
Devon Energy Corp.	15,055	563,057
Diamondback Energy, Inc.	4,363	697,556
EOG Resources, Inc.	12,879	1,651,603
EQT Corp.	13,916	743,532
Expand Energy Corp.	4,916	547,249
Exxon Mobil Corp.	100,083	11,902,871
Hess Corp.	6,287	1,004,223
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.	44,158	$ 1,259,828
Marathon Petroleum Corp.	7,351	1,070,967
Occidental Petroleum Corp.	15,747	777,272
ONEOK, Inc.	14,159	1,404,856
Phillips 66	9,444	1,166,145
Targa Resources Corp.	5,066	1,015,581
Texas Pacific Land Corp.	423	560,471
Valero Energy Corp.	7,357	971,639
Williams Cos., Inc.	28,194	1,684,873
		37,183,835
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	14,762	643,623
Southwest Airlines Co.	13,480	452,658
United Airlines Holdings, Inc. (A)	7,536	520,361
		1,616,642
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	5,547	366,102
Kenvue, Inc.	43,612	1,045,816
		1,411,918
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	46,647	2,845,000
Eli Lilly & Co.	18,119	14,964,663
Johnson & Johnson	55,389	9,185,712
Merck & Co., Inc.	58,037	5,209,401
Pfizer, Inc.	130,649	3,310,646
Viatris, Inc.	26,541	231,172
Zoetis, Inc.	10,263	1,689,803
		37,436,397
Professional Services - 0.7%
Automatic Data Processing, Inc.	9,385	2,867,399
Broadridge Financial Solutions, Inc., ADR	2,735	663,128
Dayforce, Inc. (A)	3,840	223,987
Equifax, Inc.	2,848	693,659
Jacobs Solutions, Inc.	2,821	341,030
Leidos Holdings, Inc.	2,988	403,201
Paychex, Inc.	7,286	1,124,084
Paycom Software, Inc.	1,089	237,925
Verisk Analytics, Inc.	3,235	962,801
		7,517,214
Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A (A)	6,842	894,797
CoStar Group, Inc. (A)	9,586	759,499
		1,654,296
Residential REITs - 0.3%
AvalonBay Communities, Inc.	3,315	711,465
Camden Property Trust	2,350	287,405
Equity Residential	7,880	564,051
Essex Property Trust, Inc.	1,493	457,709
Invitation Homes, Inc.	12,973	452,109
Mid-America Apartment Communities, Inc.	2,659	445,595
UDR, Inc.	6,749	304,852
		3,223,186
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Retail REITs - 0.3%
Federal Realty Investment Trust	1,702	$ 166,490
Kimco Realty Corp.	16,133	342,665
Realty Income Corp.	19,975	1,158,750
Regency Centers Corp.	3,857	284,492
Simon Property Group, Inc.	6,976	1,158,574
		3,110,971
Semiconductors & Semiconductor Equipment - 9.9%
Advanced Micro Devices, Inc. (A)	37,341	3,836,414
Analog Devices, Inc.	11,454	2,309,928
Applied Materials, Inc.	18,753	2,721,435
Broadcom, Inc.	107,771	18,044,099
Enphase Energy, Inc. (A)	3,238	200,918
First Solar, Inc. (A)	2,380	300,903
Intel Corp.	99,603	2,261,984
KLA Corp.	3,043	2,068,632
Lam Research Corp.	29,646	2,155,264
Microchip Technology, Inc.	12,264	593,700
Micron Technology, Inc.	25,618	2,225,948
Monolithic Power Systems, Inc.	1,119	648,998
NVIDIA Corp.	562,836	61,000,166
NXP Semiconductors NV	5,897	1,120,784
ON Semiconductor Corp. (A)	9,634	392,008
QUALCOMM, Inc.	25,333	3,891,402
Skyworks Solutions, Inc.	3,575	231,052
Teradyne, Inc.	3,741	309,007
Texas Instruments, Inc.	20,979	3,769,926
		108,082,568
Software - 9.7%
Adobe, Inc. (A)	10,013	3,840,286
ANSYS, Inc. (A)	1,989	629,638
Autodesk, Inc. (A)	4,982	1,304,288
Cadence Design Systems, Inc. (A)	6,344	1,613,469
Crowdstrike Holdings, Inc., Class A (A)	5,670	1,999,129
Fair Isaac Corp. (A)	556	1,025,353
Fortinet, Inc. (A)	14,570	1,402,508
Gen Digital, Inc.	12,009	318,719
Intuit, Inc.	6,428	3,946,728
Microsoft Corp.	170,849	64,135,006
Oracle Corp.	37,216	5,203,169
Palantir Technologies, Inc., Class A (A)	47,060	3,971,864
Palo Alto Networks, Inc. (A)	15,220	2,597,141
PTC, Inc. (A)	2,720	421,464
Roper Technologies, Inc.	2,483	1,463,927
Salesforce, Inc.	21,952	5,891,039
ServiceNow, Inc. (A)	4,730	3,765,742
Synopsys, Inc. (A)	3,564	1,528,421
Tyler Technologies, Inc. (A)	988	574,413
Workday, Inc., Class A (A)	4,944	1,154,572
		106,786,876
Specialized REITs - 1.0%
American Tower Corp.	10,788	2,347,469
Crown Castle, Inc.	9,886	1,030,418
Digital Realty Trust, Inc.	7,318	1,048,596
Equinix, Inc.	2,242	1,828,014
	Shares	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Extra Space Storage, Inc.	4,822	$ 716,019
Iron Mountain, Inc.	6,596	567,520
Public Storage	3,605	1,078,940
SBA Communications Corp.	2,472	543,865
VICI Properties, Inc.	24,074	785,294
Weyerhaeuser Co.	16,528	483,940
		10,430,075
Specialty Retail - 1.9%
AutoZone, Inc. (A)	385	1,467,920
Best Buy Co., Inc.	4,373	321,897
CarMax, Inc. (A)	3,500	272,720
Home Depot, Inc.	22,856	8,376,495
Lowe's Cos., Inc.	13,022	3,037,121
O'Reilly Automotive, Inc. (A)	1,313	1,880,978
Ross Stores, Inc.	7,511	959,831
TJX Cos., Inc.	25,745	3,135,741
Tractor Supply Co.	12,152	669,575
Ulta Beauty, Inc. (A)	1,061	388,899
Williams-Sonoma, Inc.	2,885	456,118
		20,967,295
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	345,231	76,686,162
Dell Technologies, Inc., Class C	7,254	661,202
Hewlett Packard Enterprise Co.	29,892	461,234
HP, Inc.	21,853	605,110
NetApp, Inc.	4,722	414,780
Seagate Technology Holdings PLC	4,910	417,104
Super Micro Computer, Inc. (A)	11,319	387,563
Western Digital Corp. (A)	7,878	318,507
		79,951,662
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (A)	3,543	396,143
Lululemon Athletica, Inc. (A)	2,572	728,030
NIKE, Inc., Class B	27,071	1,718,467
Ralph Lauren Corp.	902	199,108
Tapestry, Inc.	5,276	371,483
		3,413,231
Tobacco - 0.7%
Altria Group, Inc.	39,131	2,348,643
Philip Morris International, Inc.	35,674	5,662,534
		8,011,177
Trading Companies & Distributors - 0.3%
Fastenal Co.	13,025	1,010,089
United Rentals, Inc.	1,486	931,276
WW Grainger, Inc.	1,019	1,006,599
		2,947,964
Water Utilities - 0.1%
American Water Works Co., Inc.	4,470	659,414
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	11,087	$ 2,957,014
Total Common Stocks (Cost $808,479,920)		1,092,720,608

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.80% (C), dated 03/31/2025, to be repurchased at $6,044,631 on 04/01/2025. Collateralized by a U.S. Government Obligation, 0.88%, due 06/30/2026, and with a value of $6,165,296.	$ 6,044,329	6,044,329
Total Repurchase Agreement (Cost $6,044,329)		6,044,329
Total Investments (Cost $814,524,249)		1,098,764,937
Net Other Assets (Liabilities) - (0.3)%		(3,588,088)
Net Assets - 100.0%		$ 1,095,176,849
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	10	06/20/2025	$2,909,860	$2,826,625	$—	$(83,235)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,092,720,608	$—	$—	$1,092,720,608
Repurchase Agreement	—	6,044,329	—	6,044,329
Total Investments	$1,092,720,608	$6,044,329	$—	$1,098,764,937
LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(83,235)	$—	$—	$(83,235)
Total Other Financial Instruments	$(83,235)	$—	$—	$(83,235)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Rate disclosed reflects the yield at March 31, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica S&P 500 Index VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica S&P 500 Index VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust

Transamerica S&P 500 Index VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust